Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

(the “Portfolio”)

Supplement dated January 22, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2018, as supplemented and amended to date

Portfolio Manager Changes. Effective July 20, 2018, Mike Cudzil replaced Sudi Mariappa as a Portfolio Manager for the Portfolio. Additionally, effective August 30, 2018, Mohit Mittal replaced Josh Thimons as Mr. Cudzil’s back-up Portfolio Manager for the Portfolio. Accordingly, as of each respective date, all references to Messrs. Mariappa and Thimons in the Prospectuses are deleted in their entirety.

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Josh Davis, PhD. Managing Director, Portfolio Manager – Equity/Vol Management	2013
Mike Cudzil Managing Director, Portfolio Manager – Fixed Income	2018
Mohit Mittal Managing Director, Portfolio Manager – Fixed Income	2018
Graham A. Rennison Senior Vice President, Portfolio Manager – Equity/Vol Management	2016

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-PVT1 (01/19)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

(the “Portfolio”)

Supplement dated January 22, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to Pacific Investment Management Company LLC (“PIMCO”) is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2018)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

PIMCO	Davis, Josh	9	$7,411	8	$15	14 (2)	$1,770 ($813)
	Cudzil, Mike*	16	$14,410	2	$116	75 (4)	$42,279 ($789)
	Mittal, Mohit*	14	$23,473	14 (2)	$7,659 ($1,924)	135 (4)	$63,087 ($700)
	Rennison, Graham	20	$1,954	—	—	—	—

*As of: December 31, 2018

If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in parentheses.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-PVT1 (01/19)